Business Combinations - Additional Information (Details) $ in Millions				12 Months Ended
	Oct. 01, 2021 EUR (€)	Oct. 31, 2020 EUR (€)	May 06, 2020 EUR (€) neoantigen_targeted_therapy shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	May 06, 2020 USD ($) shares
Disclosure of detailed information about business combination [line items]
Share capital				€ 246,300,000	€ 246,300,000
BioNTech Austria
Disclosure of detailed information about business combination [line items]
Upfront consideration less acquired debt	€ 50,000,000
Renumeration payment	€ 23,200,000
Remuneration payment, period of recognition	3 years
Contingent consideration liability	€ 5,500,000
Bargain purchase	2,200,000
Transaction costs	500,000
BioNTech Austria | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration liability	€ 100,000,000
BioNTech US Inc.
Disclosure of detailed information about business combination [line items]
Aggregate value of merger consideration			€ 89,900,000			$ 97.1
American depositary shares (in shares) | shares			1,935,488			1,935,488
Number of neoantigen targeted therapies under development | neoantigen_targeted_therapy			2
Deferred tax liabilities recognized			€ 8,000,000.0
Loss since acquisition date				28,500,000
Loss of acquiree if combination occurred at beginning of period				59,800,000
Revenue since acquisition date				0
Revenue of acquiree if combination occurred at beginning of period				0
Transaction costs			1,100,000
Share capital			€ 1,300,000
BioNTech Manufacturing Marburg GmbH
Disclosure of detailed information about business combination [line items]
Bargain purchase		€ 7,000,000.0
Loss since acquisition date				6,700,000
Revenue since acquisition date				€ 0
Transaction costs		€ 1,400,000